Disaggregated Revenues - Schedule of Disaggregated Revenues (Details) - Product Concentration Risk [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customized software solutions [Member] | Revenue Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 640,722	$ 1,119,210
Percentage	47.50%	48.50%
Customized software solutions [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	7.60%	16.90%
Cost of revenue	$ 59,028	$ 117,252
White label software [Member] | Revenue Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 486,804	$ 748,770
Percentage	36.20%	32.40%
White label software [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	63.60%	52.30%
Cost of revenue	$ 491,337	$ 361,619
Subscription services [Member] | Revenue Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 220,558	$ 441,238
Percentage	16.30%	19.10%
Subscription services [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	28.80%	30.80%
Cost of revenue	$ 222,611	$ 213,113
Major Revenue [Member] | Revenue Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 1,348,084	$ 2,309,218
Percentage	100.00%	100.00%
Major Cost of Revenue [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	100.00%	100.00%
Cost of revenue	$ 772,976	$ 691,984
Staff costs and employee benefits [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	14.60%	33.30%
Cost of revenue	$ 113,189	$ 230,193
Amortization of intangible assets [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	82.10%	37.50%
Cost of revenue	$ 634,964	$ 259,997
Subcontracting costs [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	1.80%	25.90%
Cost of revenue	$ 13,817	$ 179,495
Rental of server [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage		1.60%
Cost of revenue		$ 10,733
Depreciation [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	1.50%	1.70%
Cost of revenue	$ 11,006	$ 11,564
Disaggregated Cost of Revenues by Nature [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	100.00%	100.00%
Cost of revenue	$ 772,976	$ 691,984